Consolidated statement of financial position - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	₽ 66	₽ 1,163
Goodwill and other intangible assets	91	13,126
Investments in associates	479	303
Long-term debt securities and deposits		2,946
Long-term loans issued	4,205	843
Other non-current assets		257
Deferred tax assets	29	208
Total non-current assets	4,870	18,846
Current assets
Trade and other receivables	2,080	15,194
Short-term loans issued	209	14,200
Short-term debt securities and deposits	4,993	14,029
Other current assets	390	2,195
Cash and cash equivalents	7,300	47,462
Assets held for sale	102,395
Total current assets	117,367	93,080
Total assets	122,237	111,926
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserves	2,146	2,696
Retained earnings	42,709	39,941
Translation reserve	163	401
Total equity attributable to equity holders of the parent	58,963	56,983
Non-controlling interests	893	912
Total equity	59,856	57,895
Non-current liabilities
Long-term deferred income	374	1,154
Long-term lease liabilities	8	133
Other non-current liabilities		156
Deferred tax liabilities	76	1,847
Total non-current liabilities	458	3,290
Current liabilities
Trade and other payables	5,548	33,048
Customer accounts and amounts due to banks		11,203
Short-term debt	248	3,922
Short-term lease liabilities	14	300
Other current liabilities	154	2,268
Liabilities directly associated with the assets held for sale	55,959
Total current liabilities	61,923	50,741
Total equity and liabilities	₽ 122,237	₽ 111,926